Prospectus Supplement                                       86683  9/02
dated September 30, 2002 to:
------------------------------------------------------------------------

PUTNAM HIGH YIELD ADVANTAGE FUND
Class A & Y prospectuses dated March 30, 2002

In the class A prospectus, the paragraph immediately following the "Calendar Year Total Returns" graph is replaced with the following:

Year-to-date performance through 6/30/02 was -3.13%. During the periods shown in the bar chart, the highest return for a quarter was 10.80% (quarter ending 3/31/92) and the lowest return for a quarter was -11.97% (quarter ending 9/30/98).

               -------------------------------

In the class Y prospectus, the paragraph immediately following the "Calendar Year Total Returns" graph is replaced with the following:

Year-to-date performance through 6/30/02 was -2.66%. During the periods shown in the bar chart, the highest return for a quarter was 10.80% (quarter ending 3/31/92) and the lowest return for a quarter was -11.97% (quarter ending 9/30/98).

               -------------------------------

For both prospectuses, the second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Core Fixed-Income High-Yield Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

------------------------------------------------------------------------------
Portfolio leader           Since           Experience
------------------------------------------------------------------------------
Stephen C. Peacher         2002            1990 - Present    Putnam Management
------------------------------------------------------------------------------
Portfolio members          Since           Experience
------------------------------------------------------------------------------
Paul D. Scanlon            2002            1999 - Present    Putnam Management
                                           Prior to 1999     Olympus Health
                                                             Care Group, Inc.
Rosemary H. Thomsen        1996            1986 - Present    Putnam Management
------------------------------------------------------------------------------